Federated Emerging Market Debt Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Federated International Leaders Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

Class R Shares

Class R6 Shares

Federated International Small-Mid Company Fund

Class A Shares

Class B Shares

Class C Shares

Institutional Shares

(collectively, “Funds” and “Classes”)

Portfolios of Federated World Investment Series, Inc.

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on April 10, 2017, Accession No. 0001623632-17-000721. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE